INVENTORIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVENTORIES	NOTE 9 — INVENTORIES As of December 31, 2024, and 2023 inventories consist of:
	As of December 31,
	2024	2023
Movie production	$467,230	$686,892
Books and periodicals	-	68,392
	$467,230	$755,284